Business combinations, Paragon Transaction (Details) $ in Millions			9 Months Ended	12 Months Ended
	Mar. 28, 2018 USD ($) DrillingUnit ModernUnit	Feb. 21, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) Rig	Dec. 31, 2017 USD ($)	Mar. 29, 2018 USD ($)
Fair value of consideration satisfied by cash: [Abstract]
Bargain gain				$ 0.0	$ (38.1)	$ 0.0
Paragon Offshore Limited [Member]
Business Combination, Description [Abstract]
Percentage of outstanding shares tendered		67.00%
Shareholders holding percentage							99.41%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Cash and cash equivalents							$ 41.7
Restricted cash							4.2
Trade receivables							31.0
Other current assets (including acquired contract backlog of $31.6 million)							53.4
Jack-up drilling rigs							246.0
Assets held for sale							15.0
Property, plant and equipment							16.1
Other long-term assets (including acquired contract backlog of $12.8 million)							24.8
Trade payables							(10.5)
Accruals and other current liabilities							(40.9)
Long term debt							(87.7)
Other non-current liabilities							(13.7)
Total							279.4
Fair value of consideration satisfied by cash: [Abstract]
Payment upon completion by the Company	$ 240.0
Payment to non-controlling interest	1.3
Total fair value of purchase consideration	241.3
Bargain gain	$ (38.1)		$ (38.1)
Number of drilling units | DrillingUnit	23
Number of modern units | ModernUnit	2
Number of jack-up rigs disposed | Rig					16
Accrued interest and brokerage fees							1.6
Remaining outstanding shares purchased value					$ 1.0
Paragon Offshore Limited [Member] | Contract Backlog [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Other current assets (including acquired contract backlog of $31.6 million)							31.6
Other long-term assets (including acquired contract backlog of $12.8 million)							$ 12.8